Related Party Balances, Transactions and Arrangements - Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Due from:
Due from related parties	$ 66	¥ 401	¥ 1,419
Due to:
Due to related parties	47	287	70,412
CSH and its subsidiaries [Member]
Due from:
Due from related parties	14	87	90
Due to:
Due to related parties	47	287	295
GDI and its subsidiaries ("GDI Group") [Member]
Due from:
Due from related parties	1	2	2
Hanny and its subsidiaries (except GDI Group) [Member]
Due from:
Due from related parties	$ 52	¥ 312	1,327
Due to:
Due to related parties			¥ 70,117